Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Increase In Net Assets (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets per the financial statements	$ 79,950
Change in the adjustment from contract value to fair value for fully benefit-responsive investment contracts	5,474
Change in amounts allocated to withdrawing participants	1,821
Net increase per Form 5500	$ 87,245